Cash and Cash Equivalents - Summary of Cash and Cash Equivalents Denominated in the Functional Currency of the Subsidiary Undertaking or Other Currencies (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 3,291	£ 2,204
Functional Currency
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	2,842	1,748
US Dollar
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	161	195
Euro
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	159	159
Other Currency
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 129	£ 102